GENERAL	6 Months Ended
Jun. 30, 2015
GENERAL [Abstract]
GENERAL

NOTE 1:-GENERAL

Attunity Ltd. (the "Company" or "Attunity") develops, markets, sells and supports data management software solutions that enable data usage analytics as well as access, management, sharing and distribution of data, including so-called “Big Data,” across heterogeneous enterprise platforms, organizations, and the cloud. In addition, the Company provides maintenance, consulting, and other related services for its products.

The Company has wholly-owned subsidiaries in the United States, United Kingdom, Hong-Kong and Israel. The Company's subsidiaries are engaged primarily in sales and marketing.